Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases With Lease Terms in Excess of One Year
As of December 31, 2015, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2016	$2,327
2017	2,259
2018	2,183
2019	2,083
2020	2,121
Thereafter	8,102
Total future minimum lease payments	$19,075